Taxation (Details 1) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Loss before tax	£ (5,979)	£ (7,485)	£ (8,488)
Expected tax credit based on the standard rate of United Kingdom corporation tax at the domestic rate of 25% (2023: 25.52%; 2022: 19%)	(1,495)	(1,764)	(1,613)
Expenses not deductible for tax purposes	1,069	408	392
Income not taxable	(809)	(5)	(4)
Adjustment in respect of prior period	(9)	1	(7)
Effect of R&D relief	100	26	(357)
Deferred tax not recognised	894	928	757
Total tax credited to the income statement	£ (250)	£ (406)	£ (832)